Average Annual Total Returns{- Fidelity Advisor Freedom® 2020 Fund} - 03.31 Fidelity Advisor Freedom Funds Class Z6 PRO-10 - Fidelity Advisor Freedom® 2020 Fund	Class Z6 Return Before Taxes Past 1 year	Class Z6 Return Before Taxes Since Inception		Past 1 year	Since Inception		SP001 Past 1 year	SP001 Since Inception		F0202 Past 1 year	F0202 Since Inception
Total	8.84%	9.15%	[1]	(1.54%)	3.31%	[1]	28.71%	18.01%	[1]	8.68%	9.14%	[1]

[1]	(a)From June 6, 2017